Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash	$ 1,616,408	$ 1,560,536	$ 1,171,725
Investments of cash surpluses	5,855,824	3,326,662	1,824,774
Cash equivalents designated for expenditure, held in trust	257,911	300,940
Cash and cash equivalents	$ 7,730,143	$ 5,188,138	$ 2,996,499	$ 1,595,502